Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Salaries and benefits	$ 2,443	$ 2,057
Share-based compensation	562	1,995
Compensation expense	$ 3,005	$ 4,052